OIL AND NATURAL GAS SALES - Oil and Natural Gas Sales, Net of Royalties (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Oil and natural gas sales	$ 1,610,899	$ 1,141,770	$ 882,126
Royalties	(318,163)	(221,077)	(159,394)
Oil and natural gas sales, net of royalties	$ 1,292,736	$ 920,693	$ 722,732
Type of revenue	us-gaap:OilAndGasMember	us-gaap:OilAndGasMember	us-gaap:OilAndGasMember